DEUTSCHE ASSET MAMAGEMENT

[GRAPHIC OMITTED]
CONTINENTS ART

            MUTUAL FUND
               SEMI-ANNUAL REPORT

                                JUNE 30, 2002

                      Class A, B, C Shares and Institutional Class

Flag Investors Communications Fund

On or about August 19, 2002, the Deutsche Asset Management funds are expected to be combined with the Scudder family of funds under the Scudder Investments brand. This change will not affect the value of your investment or the way your fund is managed.

                                             [LOGO OMITTED]
                                             A Member of the DEUTSCHE BANK GROUP

Communications Fund
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              REPORT HIGHLIGHTS ....................................... 3
              PERFORMANCE COMPARISON .................................. 4
              LETTER TO SHAREHOLDERS .................................. 5
              ADDITIONAL PERFORMANCE INFORMATION ...................... 8

              COMMUNICATIONS FUND
                 Schedules of Investments ............................. 9
                 Statement of Assets and Liabilities ..................10
                 Statement of Operations ..............................11
                 Statements of Changes in Net Assets ..................12
                 Financial Highlights .................................13
                 Notes to Financial Statements ........................17


                             --------------------------
                     The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                             --------------------------


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                                        2

Communications Fund
--------------------------------------------------------------------------------
REPORT HIGHLIGHTS

The Communications industry continued under intense pressure in the first half of 2002 and the Deutsche Flag Investors Communications Fund did not escape the falling stock prices. Even the normally more stable large Regional Bell Operating Companies (RBOC's) declined significantly.

While the long-term trend continues toward competition replacing regulation, the path over the past few years has been disrupted by several ill-conceived governmental attempts to manipulate the structure of the market place. We believe these are being sorted out to a more logical economic structure, which while painful in the transition, should place much of the industry back on track.

As the stock market tends to anticipate, we believe this bottoming process in the business fundamentals may be currently reflected in the stock prices of these companies. Amid an environment of almost daily disappointments, we are mindful of the old investor's adage that opportunity often knocks when a problem is discovered, not when it is solved.

Over the past year we have focused the portfolio on the areas we believe have the most enduring value. Certainly those companies that dominate the access to the final customer continue to be in a strong position. Additionally, there are key suppliers to these service companies that have critical technology and know-how as well as financial capability and strong relationships.

Over the past few years, industry trends became excessive and are now correcting. While we doubt such excesses will reoccur for a very long time, we are dedicated to focusing on the value side of the equation in the years ahead. Our money is invested along with you and we have added to our investment in recent months.

--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON(1)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Communications Fund--Class A Shares, S&P 500 Index and
Lipper Telecommunications Funds Average
Growth of a $10,000 Investment (since inception)(2)


           Communications Fund--                            Lipper
              Class A Shares           S&P 500         Telecommunications
                $71,899            Index $100,047       Average $72,216
              --------------       --------------      ------------------
1/18/84         $10,000.00           $10,000.00          $10,000.00
1/31/84           9,876.00            10,000.00           10,000.00
2/29/84           9,528.00             9,648.00            9,671.00
3/31/84           9,497.00             9,815.00            9,615.00
4/30/84           9,559.00             9,908.00            9,651.00
5/31/84           9,270.00             9,360.00            9,312.00
6/30/84           9,481.00             9,563.00            9,525.00
7/31/84           9,955.00             9,444.00            9,725.00
8/31/84          10,321.00            10,488.00           10,018.00
9/30/84          10,714.00            10,490.00           10,778.00
10/31/84         10,956.00            10,531.00           10,804.00
11/30/84         11,094.00            10,413.00           11,101.00
12/31/84         11,504.00            10,687.00           11,508.00
1/31/85          11,915.00            11,520.00           11,904.00
2/28/85          12,040.00            11,661.00           12,044.00
3/31/85          12,098.00            11,668.00           12,192.00
4/30/85          12,420.00            11,658.00           12,494.00
5/31/85          13,047.00            12,331.00           13,149.00
6/30/85          13,481.00            12,524.00           13,607.00
7/31/85          13,079.00            12,506.00           13,213.00
8/31/85          13,168.00            12,399.00           13,300.00
9/30/85          12,707.00            12,011.00           12,844.00
10/31/85         13,271.00            12,566.00           13,432.00
11/30/85         13,993.00            13,428.00           14,205.00
12/31/85         14,850.00            14,078.00           15,095.00
1/31/86          14,915.00            14,156.00           15,203.00
2/28/86          15,586.00            15,214.00           15,922.00
3/31/86          16,504.00            16,063.00           16,883.00
4/30/86          16,605.00            15,882.00           16,909.00
5/31/86          17,361.00            16,727.00           17,711.00
6/30/86          18,452.00            17,010.00           18,811.00
7/31/86          18,453.00            16,059.00           18,840.00
8/31/86          19,797.00            17,249.00           20,270.00
9/30/86          17,909.00            15,823.00           18,232.00
10/31/86         18,317.00            16,736.00           18,612.00
11/30/86         18,788.00            17,143.00           19,053.00
12/31/86         18,529.00            16,705.00           18,851.00
1/31/87          19,722.00            18,955.00           20,198.00
2/28/87          19,259.00            19,704.00           19,699.00
3/31/87          19,271.00            20,272.00           19,548.00
4/30/87          18,469.00            20,092.00           18,790.00
5/31/87          18,589.00            20,266.00           18,850.00
6/30/87          19,532.00            21,290.00           19,758.00
7/31/87          19,872.00            22,368.00           19,932.00
8/31/87          20,859.00            23,203.00           21,070.00
9/30/87          21,681.00            22,694.00           21,839.00
10/31/87         19,922.00            17,807.00           20,202.00
11/30/87         18,466.00            16,339.00           18,711.00
12/31/87         18,808.00            17,582.00           19,086.00
1/31/88          20,702.00            18,322.00           21,123.00
2/29/88          20,728.00            19,176.00           21,040.00
3/31/88          19,881.00            18,583.00           20,098.00
4/30/88          20,045.00            18,789.00           20,307.00
5/31/88          20,890.00            18,961.00           21,447.00
6/30/88          21,442.00            19,821.00           21,744.00
7/31/88          21,379.00            19,746.00           21,668.00
8/31/88          20,953.00            19,076.00           21,126.00
9/30/88          22,097.00            19,888.00           22,267.00
10/31/88         22,632.00            20,442.00           22,759.00
11/30/88         22,490.00            20,151.00           22,498.00
12/31/88         22,545.00            20,502.00           22,620.00
1/31/89          24,104.00            22,004.00           24,202.00
2/28/89          23,652.00            21,455.00           23,717.00
3/31/89          24,614.00            21,956.00           24,668.00
4/30/89          26,354.00            23,096.00           26,502.00
5/31/89          27,849.00            24,030.00           27,903.00
6/30/89          27,860.00            23,894.00           27,866.00
7/31/89          30,052.00            26,051.00           30,185.00
8/31/89          30,095.00            26,561.00           30,193.00
9/30/89          31,106.00            26,453.00           31,067.00
10/31/89         30,753.00            25,839.00           30,755.00
11/30/89         31,645.00            26,366.00           31,412.00
12/31/89         33,546.00            26,999.00           34,048.00
1/31/90          30,180.00            25,186.00           30,521.00
2/28/90          30,259.00            25,511.00           30,185.00
3/31/90          31,439.00            26,186.00           31,399.00
4/30/90          30,470.00            25,533.00           30,676.00
5/31/90          32,554.00            28,023.00           32,919.00
6/30/90          31,547.00            27,834.00           31,598.00
7/31/90          31,254.00            27,745.00           31,569.00
8/31/90          28,961.00            25,237.00           28,919.00
9/30/90          29,542.00            24,009.00           30,358.00
10/31/90         30,249.00            23,906.00           31,604.00
11/30/90         30,518.00            25,452.00           32,058.00
12/31/90         31,012.00            26,161.00           32,448.00
1/31/91          30,968.00            27,300.00           31,770.00
2/28/91          32,376.00            29,252.00           32,801.00
3/31/91          33,304.00            29,961.00           33,772.00
4/30/91          33,318.00            30,032.00           33,466.00
5/31/91          33,403.00            31,327.00           32,997.00
6/30/91          33,058.00            29,892.00           32,822.00
7/31/91          33,901.00            31,285.00           33,542.00
8/31/91          34,449.00            32,026.00           33,998.00
9/30/91          34,999.00            31,490.00           33,953.00
10/31/91         36,183.00            31,914.00           35,012.00
11/30/91         35,296.00            30,628.00           33,851.00
12/31/91         38,230.00            34,131.00           36,702.00
1/31/92          37,231.00            33,495.00           35,758.00
2/29/92          37,145.00            33,928.00           35,199.00
3/31/92          36,448.00            33,269.00           34,302.00
4/30/92          38,276.00            34,245.00           36,746.00
5/31/92          37,676.00            34,413.00           36,014.00
6/30/92          37,178.00            33,901.00           36,013.00
7/31/92          39,366.00            35,286.00           38,478.00
8/31/92          38,794.00            34,564.00           38,123.00
9/30/92          39,646.00            34,970.00           38,725.00
10/31/92         40,046.00            35,091.00           38,478.00
11/30/92         41,218.00            36,286.00           39,159.00
12/31/92         42,988.00            36,731.00           41,002.00
1/31/93          43,917.00            37,038.00           41,591.00
2/28/93          45,664.00            37,543.00           43,787.00
3/31/93          47,485.00            38,335.00           45,133.00
4/30/93          45,869.00            37,409.00           43,298.00
5/31/93          46,636.00            38,409.00           43,816.00
6/30/93          48,473.00            38,522.00           45,980.00
7/31/93          49,205.00            38,367.00           46,933.00
8/31/93          51,303.00            39,823.00           49,453.00
9/30/93          51,860.00            39,517.00           49,453.00
10/31/93         52,668.00            40,335.00           50,294.00
11/30/93         50,088.00            39,950.00           47,913.00
12/31/93         50,774.00            40,433.00           48,002.00
1/31/94          52,128.00            41,808.00           49,395.00
2/28/94          49,883.00            40,673.00           46,977.00
3/31/94          47,891.00            38,900.00           45,589.00
4/30/94          48,172.00            39,399.00           46,617.00
5/31/94          48,643.00            40,045.00           46,723.00
6/30/94          47,495.00            39,064.00           46,765.00
7/31/94          49,397.00            40,346.00           48,314.00
8/31/94          50,361.00            42,001.00           48,579.00
9/30/94          49,473.00            40,973.00           47,594.00
10/31/94         49,607.00            41,894.00           47,650.00
11/30/94         47,458.00            40,368.00           45,614.00
12/31/94         47,563.00            40,967.00           45,946.00
1/31/95          48,976.00            42,029.00           48,233.00
2/28/95          49,148.00            43,667.00           48,012.00
3/31/95          49,751.00            44,956.00           48,351.00
4/30/95          50,861.00            46,280.00           49,970.00
5/31/95          51,074.00            48,129.00           49,901.00
6/30/95          53,759.00            49,247.00           51,795.00
7/31/95          57,076.00            50,880.00           54,903.00
8/31/95          58,727.00            51,008.00           56,632.00
9/30/95          61,164.00            53,161.00           59,111.00
10/31/95         59,516.00            52,971.00           58,892.00
11/30/95         60,533.00            55,296.00           59,557.00
12/31/95         63,468.00            56,362.00           63,344.00
1/31/96          64,151.00            58,279.00           63,639.00
2/29/96          63,425.00            58,821.00           62,218.00
3/31/96          64,706.00            59,386.00           61,602.00
4/30/96          67,371.00            60,262.00           64,356.00
5/31/96          69,775.00            61,818.00           65,089.00
6/30/96          69,818.00            62,052.00           65,428.00
7/31/96          65,378.00            59,310.00           62,178.00
8/31/96          65,896.00            60,562.00           60,851.00
9/30/96          67,278.00            63,972.00           62,283.00
10/31/96         67,148.00            65,735.00           63,151.00
11/30/96         72,336.00            70,703.00           67,106.00
12/31/96         72,008.00            69,302.00           67,258.00
1/31/97          74,962.00            73,632.00           70,392.00
2/28/97          74,777.00            74,209.00           71,899.00
3/31/97          70,069.00            71,160.00           66,627.00
4/30/97          72,673.00            75,408.00           69,969.00
5/31/97          80,010.00            79,999.00           75,222.00
6/30/97          83,771.00            83,589.00           78,689.00
7/31/97          87,182.00            90,236.00           80,350.00
8/31/97          83,984.00            85,180.00           76,971.00
9/30/97          92,335.00            89,844.00           84,260.00
10/31/97         90,840.00            86,843.00           84,492.00
11/30/97         96,257.00            90,863.00           92,324.00
12/31/97         98,909.00            92,424.00           94,664.00
1/31/98         104,679.00            93,446.00          100,263.00
2/28/98         110,245.00           100,186.00          102,769.00
3/31/98         122,705.00           105,317.00          115,204.00
4/30/98         122,748.00           106,376.00          112,366.00
5/31/98         118,546.00           104,547.00          108,524.00
6/30/98         126,541.00           108,795.00          114,498.00
7/31/98         130,668.00           107,635.00          118,618.00
8/31/98         107,307.00            92,098.00          104,959.00
9/30/98         121,220.00            97,972.00          115,869.00
10/31/98        134,090.00           105,943.00          126,453.00
11/30/98        147,972.00           112,369.00          136,282.00
12/31/98        183,277.00           118,837.00          161,413.00
1/31/99         193,075.00           123,806.00          168,903.00
2/28/99         185,793.00           119,959.00          163,235.00
3/31/99         213,743.00           124,762.00          172,252.00
4/30/99         220,327.00           129,589.00          182,216.00
5/31/99         214,927.00           126,528.00          178,730.00
6/30/99         224,446.00           133,551.00          190,401.00
7/31/99         216,946.00           129,381.00          187,209.00
8/31/99         202,509.00           128,741.00          172,920.00
9/30/99         209,588.00           125,212.00          182,325.00
10/31/99        228,507.00           133,135.00          192,061.00
11/30/99        245,848.00           135,871.00          201,235.00
12/31/99        266,610.00           143,843.00          211,782.00
1/31/00         250,302.00           136,615.00          202,691.00
2/29/00         265,022.00           134,029.00          204,006.00
3/31/00         265,511.00           147,141.00          210,167.00
4/30/00         242,356.00           142,714.00          196,671.00
5/31/00         219,786.00           139,786.00          182,700.00
6/30/00         229,318.00           143,232.00          185,661.00
7/31/00         217,748.00           140,993.00          177,876.00
8/31/00         228,700.00           149,751.00          181,689.00
9/30/00         221,070.00           141,845.00          180,989.00
10/31/00        223,900.00           141,245.00          192,559.00
11/30/00        183,415.00           130,110.00          163,106.00
12/31/00        174,583.00           130,746.00          155,594.00
1/31/01         201,594.00           135,385.00          170,840.00
2/28/01         166,704.00           123,040.00          146,529.00
3/31/01         146,114.00           115,246.00          134,369.00
4/30/01         157,634.00           124,202.00          144,006.00
5/31/01         157,104.00           125,034.00          140,921.00
6/30/01         148,034.00           121,991.00          132,342.00
7/31/01         142,407.00           120,790.00          129,343.00
8/31/01         127,180.00           113,227.00          116,229.00
9/30/01         115,528.00           104,074.00          113,482.00
10/31/01        112,548.00           106,067.00          106,647.00
11/30/01        122,082.00           114,192.00          111,954.00
12/31/01        123,009.00           115,224.00          113,949.00
1/31/02         111,820.00           113,497.00          105,142.00
2/28/02         103,147.00           111,317.00           98,710.00
3/31/02         102,618.00           115,490.00           97,006.00
4/30/02          87,722.00           108,497.00           82,337.00
5/31/02          88,582.00           107,693.00           84,592.00
6/30/02          71,899.00           100,047.00           72,216.00


-------------------------------------------------------------------------------------------------------------------------------
                                                          CUMULATIVE TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS

 Periods Ended            6 Months    1 Year    5 Years  10 Years            Since   1 Year  5 Years  10 Years           Since
 June 30, 2002                                                         Inception(2)                                Inception(2)
-------------------------------------------------------------------------------------------------------------------------------
 Communications Fund
   Class A Shares         (41.55)%  (51.43)%   (14.17)%    93.39%        618.99%   (51.43)%  (3.01)%     6.82%        11.29%
   Class B Shares         (41.75)%  (51.80)%   (17.36)%      n/a          42.86%   (51.80)%  (3.74)%      n/a          4.88%
   Class C Shares         (41.76)%  (51.80)%       n/a       n/a        (45.77)%   (51.80)%     n/a       n/a       (15.35)%
   Institutional Class    (41.41)%  (51.27)%       n/a       n/a        (39.03)%   (51.27)%     n/a       n/a       (11.44)%
-------------------------------------------------------------------------------------------------------------------------------
 S&P 500 Index(3)         (13.16)%  (17.99)%     19.70%   195.11%        900.47%   (17.99)%    3.66%    11.43%        13.32%
-------------------------------------------------------------------------------------------------------------------------------
 Lipper Telecommunications
   Funds Average(4)       (39.74)%  (50.37)%   (16.26)%    91.02%        622.16%   (50.37)%  (4.17)%     6.66%        11.33%
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE FUND'S AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2002, INCLUDING THE MAXIMUM SALES CHARGES APPLICABLE TO EACH CLASS WERE: CLASS A SHARES--ONE-YEAR (54.10)%, FIVE-YEAR (4.10)%, TEN-YEAR 6.22%, CLASS B SHARES--ONE-YEAR (54.21)%,
FIVE-YEAR (4.13)%, SINCE INCEPTION 4.88%; CLASS C SHARES--ONE-YEAR (52.28)%, SINCE INCEPTION (15.35)%. THE MAXIMUM SALES CHARGE FOR EACH CLASS IS AS FOLLOWS:
CLASS A SHARES: 5.50%; CLASS B SHARES: A CONTINGENT DEFERRED SALES CHARGE ('CDSC') OF 5.00% DECLINING TO 0% AFTER SIX YEARS; AND CLASS C SHARES: A CDSC OF 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE. EFFECTIVE AUGUST 19, 2002, THE MAXIMUM SALES CHARGE ON CLASS A SHARES WILL BE 5.75%; THE CDSC ON CLASS B SHARES WILL BE 4.00% DECLINING TO 0% AFTER THE SIXTH YEAR; AND THE CDSC ON CLASS C SHARES WILL REMAIN THE SAME.

(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of any sales charges. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
(2) The Fund's inception dates are: Class A Shares: January 18, 1984, Class B
    Shares: January 3, 1995, Class C Shares: October 28, 1998, Institutional
    Class: June 4, 1998. Benchmark returns are for comparative purposes relative to Class A Shares and are for the periods beginning January 31, 1984.
(3) The S&P 500 Index is an unmanaged index that measures the performance of 500 large US companies. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
(4) Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.

--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

Dear Shareholders:

The Communications industry continued under intense pressure in the first half of 2002 and the Deutsche Flag Investors Communications Fund did not escape the falling stock prices. The Fund's Class A Shares returned -41.55%(1) in the first six months of the year, as the declines were widespread. Even the normally more stable large Regional Bell Operating Companies (RBOC's) declined significantly.

Investors' present day understanding of the enormity of the telecommunications/technology bubble and the spread of the Internet mania to these areas has moved from the intellectual realm to the emotional. As investors realize how inflated their expectations were in 1999-2000, we believe they are responding with equal fervor in a pessimistic direction at present. It pains us to realize that while we identified and avoided many inflated and poorly conceived areas of the industry two years ago, the resulting contagious business conditions and stock market reaction has hurt our portfolio selections with proportionate declines. Still, as we pick ourselves up and dust ourselves off, we have confidence that the portfolio holdings today have good investment value.

While reaffirming our core assumptions about the long-term characteristics of the Communications industry, those concepts have been dramatically tested and in many cases deferred over the past few years. We still believe most sectors of the industry will grow faster than the overall economy as technology drives lower costs and increased functionality, and this can occur with attractive profitability over time. For a time, though, those long-term characteristics have been deferred by the following factors:
(BULLET) While the long-term trend continues toward competition replacing regulation, the path over the past few years has been disrupted by several ill-conceived governmental attempts to manipulate the structure of the market place.
(BULLET) Arbitrary distinctions between local and long distance wireline service, manipulated wholesale pricing schemes, and wireless spectrum allocations and auctions have created unhealthy anomalies. We believe these are being sorted out to a more logical economic structure which, while painful in the transition, should place much of the industry back on track. This means to us that most of the financially strong incumbents will be well-positioned to benefit from their inherent economies of scale while a few of the better new service providers will develop attractive niche markets.

The undisciplined competition, stimulated by the aforementioned illogical rules and regulations, proved to be more destructive to all participants than we felt could have reasonably been expected. Moreover, recent disclosures of accounting abuses, such as WorldCom's overstatement of earnings, have added to the market's trauma over the numerous bankruptcies of newer upstarts as well as the evidence of flawed business models of a few of the major companies.

We believe this correcting process is well advanced and is nearing the end. As the stock market tends to anticipate, we believe this bottoming process in the business fundamentals may be currently reflected in the stock prices of these companies. Amid an environment of almost daily disappointments, we are mindful of the old investor's adage that opportunity often knocks when a problem is discovered, not when it is solved.

EVIDENCE OF CHANGE

We offer the following observations on recent events to support our conclusion that the changes needed for a more positive perspective are beginning to occur.

First, the Federal Communications Chairman (FCC), Michael Powell, recently made news stating that, given the current crisis environment in the Communications industry, the FCC no longer views a merger of an RBOC (Regional Bell Operating Company) with one of the major long distance companies (AT&T, WorldCom or Sprint) as prohibitive. The FCC will evaluate any future merger proposal on its merits without preconditions or arbitrary denials.

Second, Level 3, one of the few surviving and once emerging long distance companies received a significant vote of confidence through a $500 million investment in the company by three very well respected investors: Warren Buffett, Mason Hawkins of Southeastern Asset


--------------------------------------------------------------------------------
(1) Exclusive of sales charges.
--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

Management, and Bill Miller of Legg Mason. This investment, and potential additions, is being provided to assist Level 3 in making acquisitions within the industry. This is a strong endorsement of Level 3 and the future prospects of the industry.

Third, as we all are well aware, the capital markets have essentially stopped financing any less than premier companies in the Communications industry. Moreover, customers will not risk their vital communications needs on the weaker companies.

These events provide catalysts for efforts to consolidate this industry into healthy business models with pricing disciplines. By way of example, in the 1980's and early 1990's, the major aerospace and defense contractors went through a very productive consolidation phase, which was quite fruitful to long-term investors, and that consolidation occurred as aggregate defense spending slowed. We believe the conditions are coming together to productively consolidate the Communications industry.

It is also interesting to note that the healthy local exchange carriers are dramatically reducing excess capital expenditures and this is already showing up in greatly enhanced cash generation. This will highlight the healthy financial characteristics of their business models and support a better pricing environment.

PORTFOLIO COMPOSITION

Over the past year we have focused the portfolio on the areas we believe have the most enduring value. Certainly those companies that dominate the access to the final customer continue to be in a strong position. Additionally, there are key suppliers to these service companies that have critical technology and know-how as well as financial capability and strong relationships. We believe there is opportunity in these areas. Importantly, we believe stock prices for many of these companies are at very attractive long-term valuations.


PORTFOLIO MANAGER

During the past quarter, Pat O'Brien has joined Bruce Behrens as co-manager of the portfolio. Pat brings over twenty years of investment management experience as an analyst and a portfolio manager. Pat is well rooted in the value school of investing and will reinforce that discipline in the Fund.

FINAL COMMENT

Over the past few years, industry trends became excessive and are now correcting. This environment has made it difficult to maintain a value discipline while investing in the Communications industry, however, broadly defined. While we doubt such excesses will reoccur for a very long time, we are dedicated to focusing on the value side of the equation in the years ahead. Our money is invested along with you and we have added to our investment in recent months.

Sincerely,

/S/ SIGNATURE

Bruce E. Behren
Co-Portfolio Manager

/S/ SIGNATURE

Patrick J. O'Brien
Co-Portfolio Manager
July 18, 2002

--------------------------------------------------------------------------------
                                        6

Communications Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMUNICATIONS INDUSTRY HOLDINGS                               PERCENT OF
                                                                  NET ASSETS
--------------------------------------------------------------------------------

       I.    NATIONAL CARRIERS
               AT&T Corp. ..........................................   3.53%
               Level 3 Communications, Inc. ........................   1.38
               Qwest Communications International, Inc. ............   3.40
               SBC Communications, Inc. ............................   5.86
               Verizon Communications ..............................   8.07
                                                                     ------
                                                                      22.24

      II.    REGIONAL CARRIERS
               ALLTEL Corp. ........................................   9.76
               General Communication, Inc.--Class A ................   0.43
                                                                     ------
                                                                      10.19

     III.    INTERNATIONAL NETWORK OPERATORS
               BCE, Inc. ...........................................   7.32
               Telefonica de Espana ADR ............................   2.23
               Telefonos de Mexico SA ADR ..........................   3.71
               Vodafone Group Plc. .................................   3.54
                                                                     ------
                                                                      16.80

      IV.    COMMUNICATION EQUIPMENT
               Agere Systems Inc.--Class A .........................   0.01
               Agere Systems Inc.--Class B .........................   0.34
               Agilent Technologies, Inc. ..........................   2.48
               Avaya, Inc. .........................................   1.00
               Black Box Corp. .....................................   4.93
               Celestica, Inc. .....................................   3.14
               Lucent Technologies, Inc. ...........................   1.52
               Qualcomm, Inc. ......................................   2.38
               Tyco International Ltd. .............................   1.56
                                                                     ------
                                                                      17.36

       V.    SOFTWARE & APPLICATIONS
               Convergys Corp. .....................................   4.36
               Novell, Inc. ........................................   0.99
                                                                     ------
                                                                       5.35

      VI.    MEDIA
               AOL Time Warner, Inc. ...............................   6.37
               Charter Communications, Inc.--Class A ...............   1.74
               Echostar Communications .............................   2.86
               Liberty Media Corp.--Class A ........................   4.87
               Mediacom Communications Corp. .......................   2.21
               News Corp. Ltd. ADR .................................   2.61
               XM Satellite Radio Holdings--Class A ................   0.77
                                                                     ------
                                                                      21.43

     VII.    SPECIALTY SERVICES
               Dobson Communications Corp.--Class A ................   0.14
                                                                     ------
                                                                       0.14
                                                                     ------
               Total Communications Industry .......................  93.51%
                                                                     ======

--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION

The Shareholder Letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include the total return of each of the Fund's classes, according to a standardized formula, for various time periods through the end of the most recent fiscal quarter.

The SEC standardized total return figures shown below include the impact of the 5.50% maximum initial sales charge for the Fund's Class A Shares and the maximum contingent deferred sales charge applicable to each of the specified time periods for the Class B Shares and Class C Shares. The contingent deferred sales charge for Class B Shares declines over time from a maximum of 5.00% to 0% after six years. The contingent deferred sales charge for Class C Shares is 1.00% for shares redeemed within one year of purchase. Returns would be higher for Class A Shares investors who qualified for a lower initial sales charge or for Class B or Class C Shares investors who continued to hold their shares past the end of the specified time period.

Effective August 19, 2002, the maximum sales charge on Class A shares will be 5.75%; the CDSC on Class B shares will be 4.00% declining to 0% after the sixth year; and the CDSC on Class C shares will remain the same.

The SEC total return figures may differ from total return figures in the Shareholder Letter and Performance Comparison sections because the SEC figures include the impact of sales charges while the total return figures in the other sections do not. These figures include the reinvestment of dividend and capital gain distributions.

---------------------------------------------------------------------
                                      AVERAGE ANNUAL TOTAL RETURNS(1)
 Periods Ended              1 Year    5 Years   10 Years        Since
 June 30, 2002                                           Inception(2)
---------------------------------------------------------------------

 Class A Shares           (54.10)%    (4.10)%      6.22%     10.95%
---------------------------------------------------------------------
 Class B Shares           (54.21)%    (4.13)%       n/a       4.88%
---------------------------------------------------------------------
 Class C Shares           (52.28)%      n/a         n/a    (15.35)%
---------------------------------------------------------------------


--------------------------------------------------------------------------------

(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
(2) Inception dates: Class A Shares: January 18, 1984, Class B Shares: January 3, 1995 and Class C Shares: October 28, 1998.

--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)


--------------------------------------------------------------------------------

      SHARES  SECURITY                                                VALUE
--------------------------------------------------------------------------------

              INVESTMENTS IN UNAFFILIATED ISSUERS
              COMMON STOCK--93.41%
              COMMUNICATION EQUIPMENT--17.26%
      44,033  Agere Systems Inc.--Class A(1) ..................   $    61,647
   1,080,724  Agere Systems Inc.--Class B(1) ..................     1,621,086
     501,000  Agilent Technologies, Inc.(1) ...................    11,848,650
     971,745  Avaya, Inc.(1,2) ................................     4,810,138
     578,428  Black Box Corp.(1) ..............................    23,559,372
     662,000  Celestica, Inc.(1,2) ............................    15,034,020
   4,084,940  Lucent Technologies, Inc.(1) ....................     6,781,000
     411,000  Qualcomm, Inc.(1) ...............................    11,298,390
     548,000  Tyco International Ltd. .........................     7,403,480
                                                                  -----------
                                                                   82,417,783
                                                                  -----------
              INTERNATIONAL NETWORK OPERATORS--16.80%
   2,008,274  BCE, Inc.(2) ....................................    34,984,133
     428,094  Telefonica de Espana ADR(1) .....................    10,638,142
     553,000  Telefonos de Mexico SA ADR(2) ...................    17,740,240
   1,238,020  Vodafone Group Plc ..............................    16,898,973
                                                                  -----------
                                                                   80,261,488
                                                                  -----------
              MEDIA--21.43%
   2,069,000  AOL Time Warner, Inc.(1,2) ......................    30,434,990
   2,037,000  Charter Communications, Inc.--
               Class A(1) .....................................     8,310,960
     735,000  Echostar Communications(1,2) ....................    13,641,600
   2,328,000  Liberty Media Corp.--Class A(1) .................    23,280,000
   1,358,000  Mediacom Communications Corp.(1) ................    10,578,820
     543,000  News Corp. Ltd. ADR .............................    12,450,990
     500,000  XM Satellite Radio Holdings--
               Class A(1) .....................................     3,675,000
                                                                  -----------
                                                                  102,372,360
                                                                  -----------
              NATIONAL CARRIERS--22.24%
   1,576,000  AT&T Corp. ......................................    16,863,200
   2,231,000  Level 3 Communications, Inc.(1) .................     6,581,450
   5,791,929  Qwest Communications
               International, Inc.(1,2) .......................    16,217,401
     917,789  SBC Communications, Inc. ........................    27,992,565
     960,716  Verizon Communications ..........................    38,572,747
                                                                  -----------
                                                                  106,227,363
                                                                  -----------
              REGIONAL CARRIERS--10.19%
     992,000  ALLTEL Corp.(2) .................................    46,624,000
     303,600  General Communication, Inc.--
               Class A(1) .....................................     2,025,012
                                                                  -----------
                                                                   48,649,012
                                                                  -----------

--------------------------------------------------------------------------------

     SHARES/
   PRINCIPAL
      AMOUNT  SECURITY                                              VALUE
--------------------------------------------------------------------------------


              SOFTWARE & APPLICATIONS--5.35%
   1,070,000  Convergys Corp.(1) ..............................   $20,843,600
   1,472,500  Novell, Inc.(1) .................................     4,726,725
                                                                  -----------
                                                                   25,570,325
                                                                  -----------
              SPECIALTY SERVICES--0.14%
     791,700  Dobson Communications Corp.--
               Class A(1) .....................................       680,862
                                                                  -----------

TOTAL COMMON STOCK
   (Cost $758,108,609) ........................................   446,179,193
                                                                  -----------

              CONVERTIBLE PREFERRED STOCK--0.10%
       1,000  Lucent Technologies, Inc., Cvt. Pfd.(1)
               (Cost $1,000,000) ..............................       485,000
                                                                  -----------

              REPURCHASE AGREEMENT--2.51%
 $12,008,000  Goldman Sachs & Co., dated 6/28/02,
               1.88%, principle and interest in the
               amount of $12,009,881 due 7/1/02,
               collateralized by US Treasury Bond,
               par value of $11,271,000, coupon
               rate 6.125%, due 8/15/29 with a
               market value of $12,248,449.
               (Cost $12,008,000) .............................    12,008,000
                                                                  -----------
TOTAL INVESTMENTS IN
   UNAFFILIATED ISSUERS
   (Cost $771,116,609) ........................................   458,672,193
                                                                  -----------

              INVESTMENTS IN AFFILIATED
              INVESTMENT COMPANIES--23.90%
 114,127,020  Institutional Daily Assets Fund(3)
               (Note 2) .......................................   114,127,020
                                                                  -----------
TOTAL INVESTMENTS IN AFFILIATED
   INVESTMENT COMPANIES
   (Cost $114,127,020) ........................................   114,127,020
                                                                  -----------

TOTAL INVESTMENTS
   (Cost $885,243,629) ...........................    119.92%    $572,799,213

LIABILITIES IN EXCESS OF
   OTHER ASSETS ..................................    (19.92)     (95,152,662)
                                                      ------     ------------
NET ASSETS .......................................    100.00%    $477,646,551
                                                      ======     ============

--------------------------------------------------------------------------------
(1) Non-income producing security for the six months ended June 30, 2002.
(2) All or a portion of this security was on loan (see Note 7). The value of all securities loaned at June 30, 2002 amounted to $106,933,922.
(3) Represents security purchased with cash collateral received for securities on loan.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        9

Communications Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)


--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002
--------------------------------------------------------------------------------


ASSETS
   Investments in unaffiliated issuers, at value (cost $771,116,609) ....................   $  458,672,193
   Investments in affiliated investment companies, at value (cost $114,127,020) .........      114,127,020
                                                                                            --------------
Total investments, at value (cost $885,243,629) .........................................      572,799,213
   Cash .................................................................................           15,000
   Receivable for capital shares sold ...................................................           66,651
   Receivable for securities sold .......................................................       22,790,123
   Dividends and interest receivable ....................................................          875,947
   Prepaid expenses and other ...........................................................          309,457
                                                                                            --------------
Total assets ............................................................................      596,856,391
                                                                                            --------------
LIABILITIES
   Payable for capital shares redeemed ..................................................        3,552,638
   Payable for collateral under security lending agreements .............................      114,127,020
   Administration fees payable ..........................................................           66,940
   Accounting fees payable ..............................................................            9,587
   Advisory fees payable ................................................................          132,455
   Custody fees payable .................................................................           29,892
   Transfer agent fees payable ..........................................................          599,109
   Accrued expenses and other ...........................................................          692,199
                                                                                            --------------
Total liabilities .......................................................................      119,209,840
                                                                                            --------------
NET ASSETS ..............................................................................   $  477,646,551
                                                                                            ==============
COMPOSITION OF NET ASSETS
   Paid-in capital ......................................................................   $1,087,664,384
   Expenses in excess of income .........................................................       (1,388,674)
   Accumulated net realized loss from investment transactions ...........................     (296,184,743)
   Net unrealized depreciation on investments ...........................................     (312,444,416)
                                                                                            --------------
NET ASSETS ..............................................................................   $  477,646,551
                                                                                            ==============
NET ASSET VALUE PER SHARE
   Class A Shares(1) ....................................................................   $        10.86
                                                                                            ==============
   Class B Shares(2) ....................................................................   $        10.45
                                                                                            ==============
   Class C Shares(3) ....................................................................   $        10.46
                                                                                            ==============
   Institutional Class(4) ...............................................................   $        10.95
                                                                                            ==============


--------------------------------------------------------------------------------
(1) Net asset value and redemption price per share (based on net assets of $348,830,665 and 32,111,824 shares outstanding). Maximum offering price per share was $11.49 ($10.86 / 0.945). Maximum offering price per share reflects the effect of the 5.50% front-end sales charge. Effective August 19, 2002, the front-end sales charge will be 5.75%.
(2) Net asset value and offering price per share (based on net assets of $103,649,607 and 9,914,865 shares outstanding). Redemption value is $9.93 following a 5.00% maximum contingent deferred sales charge. Effective August 19, 2002, the maximum contingent deferred sales charge will be 4.00%.
(3) Net asset value and offering price per share (based on net assets of $19,345,470 and 1,848,847 shares outstanding). Redemption value is $10.36 following a 1.00% maximum contingent deferred charge.
(4) Net asset value per share (based on net assets of $5,820,809 and 531,794 shares outstanding).

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       10

Communications Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)


-------------------------------------------------------------------------------------------------------
                                                                                            FOR THE SIX
                                                                                           MONTHS ENDED
                                                                                          JUNE 30, 2002
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends from unaffiliated issuers (net of foreign withholding tax of $118,985) ...   $   4,476,625
   Dividends from affiliated investment companies .....................................         293,409
   Interest ...........................................................................         163,434
                                                                                          -------------
Total income ..........................................................................       4,933,468
                                                                                          -------------
EXPENSES
   Investment advisory fees ...........................................................       3,073,203
   Distribution fees:
     Class A Shares ...................................................................         675,999
     Class B Shares ...................................................................         817,714
     Class C Shares ...................................................................         151,808
   Transfer agent fees ................................................................       1,230,114
   Administrative fees ................................................................         557,741
   Printing and shareholder reports ...................................................         130,057
   Accounting fees ....................................................................          63,159
   Professional fees ..................................................................          44,995
   Custody fees .......................................................................          39,026
   Directors' fees ....................................................................          27,244
   Registration fees ..................................................................          21,280
   Miscellaneous ......................................................................          12,723
                                                                                          -------------
Total expenses ........................................................................       6,845,063
   Less: fees waivers and/or expense reimbursements ...................................        (743,314)
                                                                                          -------------
Net expenses ..........................................................................       6,101,749
                                                                                          -------------
EXPENSES IN EXCESS OF INCOME ..........................................................      (1,168,281)
                                                                                          -------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   Net realized loss from investment transactions .....................................    (131,578,506)
   Net change in unrealized appreciation/depreciation on investments ..................    (248,987,387)
                                                                                          -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS .......................................    (380,565,893)
                                                                                          -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS ............................................   $(381,734,174)
                                                                                          =============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS(1)


----------------------------------------------------------------------------------------------------------------
                                                                          FOR THE SIX                 FOR THE
                                                                         MONTHS ENDED              YEAR ENDED
                                                                     JUNE 30, 2002(2)       DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Expenses in excess of income .....................................  $   (1,168,281)         $   (5,665,465)
   Net realized loss from investment transactions ...................    (131,578,506)            (45,613,684)
   Net realized loss from investment transactions
     allocated from the Communications Portfolio ....................              --             (76,265,781)
   Net change in unrealized appreciation/
     depreciation on investments ....................................    (248,987,387)           (261,126,168)
   Net change in unrealized appreciation/depreciation on
     investments allocated from the
     Communications Portfolio .......................................              --            (100,247,517)
                                                                        -------------          --------------
Net decrease in net assets from operations ..........................    (381,734,174)           (488,918,615)
                                                                        -------------          --------------
CAPITAL SHARE TRANSACTIONS
   Net proceeds from sales of shares ................................      34,146,697             155,486,051
   Net dividend reinvestments .......................................             425                      --
   Net cost of shares redeemed ......................................    (178,016,465)           (390,088,658)
                                                                        -------------          --------------
Net decrease in net assets from
   capital share transactions .......................................    (143,869,343)           (234,602,607)
                                                                        -------------          --------------
TOTAL DECREASE IN NET ASSETS ........................................    (525,603,517)           (723,521,222)
NET ASSETS
   Beginning of period ..............................................   1,003,250,068           1,726,771,290
                                                                        -------------          --------------
   End of period (including accumulated expenses in
     excess of income of $1,388,674 and $220,393,
     respectively) ..................................................  $  477,646,551          $1,003,250,068
                                                                        =============          ==============

--------------------------------------------------------------------------------
(1) On April 27, 2001, the Communications Portfolio closed. The Statement of Changes in Net Assets includes the Fund's information as a stand-alone and feeder fund for their respective periods (see Note 1 in the Notes to Financial Statements).
(2) Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        12

Communications Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS



------------------------------------------------------------------------------------------------------------------------------
 CLASS A SHARES                           FOR THE SIX
                                         MONTHS ENDED
                                             JUNE 30,                                         FOR THE YEARS ENDED DECEMBER 31,
                                              2002(1)          2001          2000           1999          1998            1997
------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ........  $18.57        $26.37        $43.65         $34.23        $19.37          $15.59
                                               ------        ------        ------         ------        ------          ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment (expenses in
     excess of) income ......................   (0.01)        (0.05)         0.03           0.23          0.12            0.27
   Net realized and unrealized gain (loss)
     on investments .........................   (7.70)        (7.75)       (14.76)         14.83         16.05            5.41
                                               ------        ------        ------         ------        ------          ------
Total from investment operations ............   (7.71)        (7.80)       (14.73)         15.06         16.17            5.68
                                               ------        ------        ------         ------        ------          ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ....................      --            --         (0.09)         (0.33)        (0.40)          (0.40)
   Net realized gains .......................      --            --         (2.46)         (5.31)        (0.91)          (1.50)
                                               ------        ------        ------         ------        ------          ------
Total distributions .........................      --            --         (2.55)         (5.64)        (1.31)          (1.90)
                                               ------        ------        ------         ------        ------          ------
NET ASSET VALUE, END OF PERIOD ..............  $10.86        $18.57        $26.37         $43.65        $34.23          $19.37
                                               ======        ======        ======         ======        ======          ======
TOTAL RETURN(2) .............................  (41.55)%      (29.54)%      (34.52)%        45.47%        85.30%          37.36%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s) .........$348,831      $727,884    $1,239,563     $2,115,885    $1,275,775        $622,865
   Ratios to average net assets:
     Net investment (expenses in
        excess of) income ...................   (0.13)%(3)    (0.22)%        0.09%          0.62%         0.48%           1.07%
     Expenses after waivers and/or
        reimbursements ......................    1.50%(3)      1.24%(4)      1.05%(6)       0.96%         1.05%           1.11%
     Expenses before waivers and/or
        reimbursements ......................    1.69%(3)      1.39%(4)      1.10%(6)         --%           --%             --%
   Portfolio turnover rate ..................      18%           14%(5)        11%(7)         17%           14%             26%


--------------------------------------------------------------------------------
(1) Unaudited.
(2) Total return excludes the effect of sales charge.
(3) Annualized.
(4) The expense ratio of the Communications Portfolio is included in this ratio. The actual expense ratios incurred by the Portfolio for the period January 1, 2001 to April 27, 2001 were 0.25% after waivers and 0.30% before waivers. The actual expense ratios incurred by Class A Shares at the Fund level for the period ended December 31, 2001 were 0.99% after waivers and 1.09% before waivers.
(5) Beginning on April 27, 2001, the Communications Portfolio was closed (see
    Note 1 in the Notes to Financial Statements). The Communications Fund reverted to being a stand-alone fund. It includes the purchase and sale of portfolio securities of the Flag Investors Communications Fund, Inc. as a stand-alone fund in addition to the activity of the Communications Portfolio.
(6) This ratio excludes custody credits. The expense ratio of the Communications Portfolio is included in this ratio and is annualized for the period September 29, 2000 through December 31, 2000. The actual expense ratios incurred for the period by the portfolio were 0.19% after waivers and 0.23% before waivers.
(7) Beginning on September 29, 2000, the Flag Investors Communications Fund (the 'Fund') became a feeder fund of the Communications Portfolio and portfolio turnover rate was no longer applicable to the Fund. Portfolio turnover is for the period January 1, 2000 through September 28, 2000. The annual portfolio turnover rate for the period January 1, 2000 through December 31, 2000 was 15%. It includes the purchase and sale of portfolio securities of the Flag Investors Communications Fund, Inc. as a stand-alone fund in addition to the activity of the Communications Portfolio.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                     13

Communications Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


------------------------------------------------------------------------------------------------------------------------------
 CLASS B SHARES                           FOR THE SIX
                                         MONTHS ENDED
                                             JUNE 30,                                         FOR THE YEARS ENDED DECEMBER 31,
                                              2002(1)          2001          2000           1999          1998            1997
------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ........  $17.94        $25.66        $42.85         $33.80        $19.22          $15.51
                                               ------        ------        ------         ------        ------          ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment (expenses in
     excess of) income ......................   (0.09)        (0.24)        (0.23)         (0.03)        (0.02)           0.18
   Net realized and unrealized gain (loss)
     on investments .........................   (7.40)        (7.48)       (14.46)         14.58         15.83            5.34
                                               ------        ------        ------         ------        ------          ------
Total from investment operations ............   (7.49)        (7.72)       (14.69)         14.55         15.81            5.52
                                               ------        ------        ------         ------        ------          ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income and net realized
     short-term capital gains ...............      --            --         (0.04)         (0.19)        (0.32)          (0.31)
   Net realized long-term capital gains .....      --            --         (2.46)         (5.31)        (0.91)          (1.50)
                                               ------        ------        ------         ------        ------          ------
Total distributions .........................      --            --         (2.50)         (5.50)        (1.23)          (1.81)
                                               ------        ------        ------         ------        ------          ------
NET ASSET VALUE, END OF PERIOD ..............  $10.45        $17.94        $25.66         $42.85        $33.80          $19.22
                                               ======        ======        ======         ======        ======          ======
TOTAL RETURN(2) .............................  (41.75)%      (30.09)%      (35.04)%        44.42%        83.91%          36.36%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) .$103,650      $221,886      $396,457       $592,520      $165,308         $32,474
   Ratios to average net assets:
   Net investment (expenses in
     excess of) income ......................   (0.88)%(3)    (0.97)%       (0.68)%        (0.15)%       (0.35)%          0.29%
     Expenses after waivers and/or
        reimbursements ......................    2.25%(3)      1.99%(4)      1.80%(6)       1.71%         1.80%           1.86%
     Expenses before waivers and/or
        reimbursements ......................    2.44%(3)      2.14%(4)      1.85%(6)         --%           --%             --%
   Portfolio turnover rate ..................      18%           14%(5)        11%(7)         17%           14%             26%


--------------------------------------------------------------------------------
(1) Unaudited.
(2) Total return excludes the effect of sales charge.
(3) Annualized.
(4) The expense ratio of the Communications Portfolio is included in this ratio. The actual expense ratios incurred by the Portfolio for the period January 1, 2001 to April 27, 2001 were 0.25% after waivers and 0.30% before waivers. The actual expense ratios incurred by Class B Shares at the Fund level for the period ended December 31, 2001 were 1.74% after waivers and 1.84% before waivers.
(5) Beginning on April 27, 2001, the Communications Portfolio was closed (see
    Note 1 in the Notes to Financial Statements). The Communications Fund reverted to being a stand-alone fund. It includes the purchase and sale of portfolio securities of the Flag Investors Communications Fund, Inc. as a stand-alone fund in addition to the activity of the Communications Portfolio.
(6) This ratio excludes custody credits. The expense ratio of the Communications Portfolio is included in this ratio and is annualized for the period September 29, 2000 through December 31, 2000. The actual expense ratios incurred for the period by the portfolio were 0.19% after waivers and 0.23% before waivers.
(7) Beginning on September 29, 2000, the Flag Investors Communications Fund (the 'Fund') became a feeder fund of the Communications Portfolio and portfolio turnover rate was no longer applicable to the Fund. Portfolio turnover is for the period January 1, 2000 through September 28, 2000. The annual portfolio turnover rate for the period January 1, 2000 through December 31, 2000 was 15%. It includes the purchase and sale of portfolio securities of the Flag Investors Communications Fund, Inc. as a stand-alone fund in addition to the activity of the Communications Portfolio.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                    14

Communications Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------------------------------------------------
 CLASS C SHARES                                  FOR THE SIX                                           FOR THE PERIOD
                                                MONTHS ENDED                         FOR THE YEARS   OCT. 28, 1998(2)
                                                    JUNE 30,                    ENDED DECEMBER 31,   THROUGH DEC. 31,
                                                     2002(1)         2001        2000         1999               1998
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ..............   $17.96       $25.69      $42.88       $33.84             $25.50
                                                      ------       ------      ------       ------             ------
INCOME FROM INVESTMENT OPERATIONS
   Expenses in excess of income ...................    (0.09)       (0.25)      (0.22)       (0.02)             (0.01)
   Net realized and unrealized gain (loss)
     on investments ...............................    (7.41)       (7.48)     (14.47)       14.56               9.21
                                                      ------       ------      ------       ------             ------
Total from investment operations ..................    (7.50)       (7.73)     (14.69)       14.54               9.20
                                                      ------       ------      ------       ------             ------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income and net
     realized short-term capital gains ............       --           --       (0.04)       (0.19)             (0.21)
   Net realized long-term capital gains ...........       --           --       (2.46)       (5.31)             (0.65)
                                                      ------       ------      ------       ------             ------
Total distributions ...............................       --           --       (2.50)       (5.50)             (0.86)
                                                      ------       ------      ------       ------             ------
NET ASSET VALUE, END OF PERIOD ....................   $10.46       $17.96      $25.69       $42.88             $33.84
                                                      ======       ======      ======       ======             ======
TOTAL RETURN(3) ...................................   (41.76)%     (30.09)%    (35.02)%      44.33%             36.70%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) .......  $19,345      $41,380     $72,835      $91,176             $3,247
   Ratios to average net assets:
     Expenses in excess of income .................    (0.88)%(4)   (0.97)%     (0.69)%      (0.20)%            (0.61)%(4)
     Expenses after waivers and/or
        reimbursements ............................     2.25%(4)     1.99%(5)    1.80%(7)     1.70%              1.85%(4)
     Expenses before waivers and/or
        reimbursements ............................     2.44%(4)     2.14%(5)    1.85%(7)       --%                --%
   Portfolio turnover rate ........................       18%          14%(6)      11%(8)       17%                14%

--------------------------------------------------------------------------------
(1) Unaudited.
(2) Commencement of operations.
(3) Total return excludes the effect of sales charge.
(4) Annualized.
(5) The expense ratio of the Communications Portfolio is included in this ratio. The actual expense ratios incurred by the Portfolio for the period January 1, 2001 to April 27, 2001 were 0.25% after waivers and 0.30% before waivers. The actual expense ratios incurred by Class C Shares at the Fund level for the period ended December 31, 2001 were 1.74% after waivers and 1.84% before waivers.
(6) Beginning on April 27, 2001, the Communications Portfolio was closed (see
    Note 1 in the Notes to Financial Statements). The Communications Fund reverted to being a stand-alone fund. It includes the purchase and sale of portfolio securities of the Flag Investors Communications Fund, Inc. as a stand-alone fund in addition to the activity of the Communications Portfolio.
(7) This ratio excludes custody credits. The expense ratio of the Communications Portfolio is included in this ratio and is annualized for the period September 29, 2000 through December 31, 2000. The actual expense ratios incurred for the period by the portfolio were 0.19% after waivers and 0.23% before waivers.
(8) Beginning on September 29, 2000, the Flag Investors Communications Fund (the 'Fund') became a feeder fund of the Communications Portfolio and portfolio turnover rate was no longer applicable to the Fund. Portfolio turnover is for the period January 1, 2000 through September 28, 2000.The annual portfolio turnover rate for the period January 1, 2000 through December 31, 2000 was 15%. It includes the purchase and sale of portfolio securities of the Flag Investors Communications Fund, Inc. as a stand-alone fund in addition to the activity of the Communications Portfolio.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


-----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS                              FOR THE SIX                                         FOR THE PERIOD
                                                MONTHS ENDED                       FOR THE YEARS      JUNE 4, 19982
                                                     JUNE 30,                 ENDED DECEMBER 31,   THROUGH DEC. 31,
                                                     2002(1)       2001        2000         1999               1998
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .............    $18.69     $26.47      $43.76       $34.27             $23.26
                                                      ------     ------      ------       ------             ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income .........................      0.05       0.01        0.12         0.27               0.06
   Net realized and unrealized gain (loss)
     on investments ..............................     (7.79)     (7.79)     (14.81)       14.93              12.17
                                                      ------     ------      ------       ------             ------
Total from investment operations .................     (7.74)     (7.78)     (14.69)       15.20              12.23
                                                      ------     ------      ------       ------             ------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income and net
     realized short-term capital gains ...........        --         --       (0.14)       (0.40)             (0.31)
   Net realized long-term capital gains ..........        --         --       (2.46)       (5.31)             (0.91)
                                                      ------     ------      ------       ------             ------
Total distributions ..............................        --         --       (2.60)       (5.71)             (1.22)
                                                      ------     ------      ------       ------             ------
NET ASSET VALUE, END OF PERIOD ...................    $10.95     $18.69      $26.47       $43.76             $34.27
                                                      ======     ======      ======       ======             ======
TOTAL RETURN .....................................    (41.41)%  (29.39)%     (34.37)%      45.89%             53.95%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) ......    $5,821    $12,100     $17,917      $28,153               $813
   Ratios to average net assets:
     Net investment income .......................      0.12%(3)   0.05%       0.33%        0.86%              0.49%(3)
     Expenses after waivers and/or
        reimbursements ...........................      1.25%(3)   0.99%(4)    0.80%(6)     0.72%              0.83%(3)
     Expenses before waivers and/or
        reimbursements ...........................      1.44%(3)   1.14%(4)    0.85%(6)       --%                --%
   Portfolio turnover rate .......................        18%        14%(5)      11%(7)       17%                14%

--------------------------------------------------------------------------------
(1) Unaudited.
(2) Commencement of operations.
(3) Annualized.
(4) The expense ratio of the Communications Portfolio is included in this ratio. The actual expense ratios incurred by the Portfolio for the period January 1, 2001 to April 27, 2001 were 0.25% after waivers and 0.30% before waivers. The annual expense ratios incurred by the Institutional Class at the Fund level for the period ended December 31, 2001 were 0.74% after waivers and 0.84% before waivers.
(5) Beginning on April 27, 2001, the Communications Portfolio was closed (see
    Note 1 in the Notes to Financial Statements). The Communications Fund reverted to being a stand-alone fund. It includes the purchase and sale of portfolio securities of the Flag Investors Communications Fund, Inc. as a stand-alone fund in addition to the activity of the Communications Portfolio.
(6) This ratio excludes custody credits. The expense ratio of the Communications Portfolio is included in this ratio and is annualized for the period September 29, 2000 through December 31, 2000. The actual expense ratios incurred for the period by the portfolio were 0.19% after waivers and 0.23% before waivers.
(7) Beginning on September 29, 2000, the Flag Investors Communications Fund (the 'Fund') became a feeder fund of the Communications Portfolio and portfolio turnover rate was no longer applicable to the Fund. Portfolio turnover is for the period January 1, 2000 through September 28, 2000. The annual portfolio turnover rate for the period January 1, 2000 through December 31, 2000 was 15%. It includes the purchase and sale of portfolio securities of the Flag Investors Communications Fund, Inc. as a stand-alone fund in addition to the activity of the Communications Portfolio.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       16

Communications Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION

Flag Investors Communications Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a non-diversified, open-end management investment company. The Fund is organized as a corporation under the laws of the state of Maryland.

The Fund offers four classes of shares to investors. The Class A Shares have a maximum front-end sales charge of 5.50%. The Class B Shares have a maximum contingent deferred sales charge of 5.00%. The Class C Shares have a maximum contingent deferred sales charge of 1.00%. The Institutional Class has no sales charge. Effective August 19, 2002, the maximum sales charge on Class A shares will be 5.75%; the CDSC on Class B shares will be 4.00% declining to 0% after the sixth year; and the CDSC on Class C shares will remain the same. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular series or class.

The investment objective of the Fund is to maximize total return over the long term and invest primarily in common stocks of companies in the communications industry. Details concerning the Fund's investment objective and policies and the risk factors associated with the Fund's investments are described in the Fund's Prospectus and Statement of Additional Information.

On March 26, 2001, the Board approved dissolving the Communications master-feeder structure, and converting Communications to a stand-alone fund. On April 27, 2001 the Communications Fund received assets with a value of $1,493,477,955 which included unrealized appreciation of $197,666,585, from the Communications Portfolio of the Deutsche Investors Portfolios Trust (the 'Portfolio') in a tax free exchange for its beneficial ownership in the Portfolio.

The accounting policies of the Communications Portfolio, when the Communications Fund was invested in the Portfolio from January 1, 2001 through April 27, 2001, were the same as the Fund's policies disclosed herein.


B. VALUATION OF SECURITIES

The Fund values its investments at market value.

When valuing listed equity securities, the Fund uses the last sale price prior to the calculation of the Fund's net asset value. When valuing equity securities that are not listed or that are listed but have not traded, the Fund uses the bid price in the over-the-counter market.

When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Board. The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Fund values its investments. After consideration of various factors, the Fund may value the securities at their last reported price or at fair value. On June 30, 2002 there were no fair valued securities.

C. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND OTHER

Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income, net of any foreign taxes withheld, is recorded on the ex-dividend date or, in the case of certain foreign securities, upon receipt of ex-dividend notification. Estimated expenses are also accrued daily.

Distribution or service fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

D. DISTRIBUTIONS

The Fund pays quarterly dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

E. FEDERAL INCOME TAXES

It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. REPURCHASE AGREEMENTS

The Fund may make short term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed income securities to the Fund and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

G. SECURITIES LENDING

The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund in the form of cash and/or government securities equal to 102% of the value of domestic securities and 105% of the value of international securities. The Fund may invest the cash collateral in an affiliated money market fund. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral. The fees earned for lending securities may be shared with an affiliate regardless of whether or not the cash collateral is invested in an affiliated money market fund. Either the Fund or the borrower may terminate the loan.


H. ESTIMATES

In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
WITH AFFILIATES

Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the following annual rates: 1.00% of the first $100 million, 0.90% of the next $100 million, 0.85% of the next $100 million, 0.80% of the next $200 million, 0.73% of the next $500 million, 0.68% of the next $500 million and 0.65% of the amount in excess of $1.5 billion.

Alex. Brown Investment Management is the Fund's Sub-Advisor. The Sub-Advisor is paid by the Advisor.

ICCC, in its capacity as the Fund's investment advisor and administrator, and in its prior capacity as the Portfolio's investment advisor and administrator, has contractually agreed to an aggregate fee waiver equal to 0.15% of the average daily net assets. The agreement with the Fund will continue until at least April 30, 2003 and may be extended.

ICCC is the Fund's accounting and transfer agent. The Fund pays the accounting agent an annual fee based on its average daily net assets which is calculated daily and paid monthly. The Fund pays the transfer agent a per account fee which is accrued daily and paid monthly.

Deutsche Bank Trust Company Americas (formerly Bankers Trust Company), an affiliate of ICCC, is the Fund's custodian. The Fund pays the custodian an annual fee.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

Deutsche Bank AG is the securities lending agent for the Fund. The Fund may use cash collateral from securities lending transactions to purchase shares of an affiliated fund and may pay fees generated from those transactions to the securities lending agent. For the six months ended June 30, 2002, the Fund paid the securities lending agent approximately $104,567 for its services.

Certain officers and directors of the Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.

NOTE 3--OTHER FEES

ICC Distributors, Inc. is the Fund's Distributor. Effective August 19, 2002, the Fund's distributor will be Scudder Distributors, Inc. The Fund pays the Distributor an annual fee, pursuant to Rule 12b-1, based on its average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.25% of the Class A Shares' average daily net assets and 0.75% of the Class B and Class C Shares' average daily net assets. The Fund also pays the Distributor a shareholder servicing fee based on the average daily net assets of the Class B and Class C Shares which is calculated daily and paid monthly at the annual rate of 0.25%. The Fund does not pay fees on the Institutional Class.


NOTE 4--CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue up to 137 million shares of $.001 par value capital stock (75 million Class A Shares, 30 million Class B Shares, 15 million Class C Shares, 15 million Institutional Class and 2 million undesignated). Transactions in capital shares were as follows:

                                                         Class A Shares
                -------------------------------------------------------
                  For the Six Months Ended           For the Year Ended
                          June 30, 2002(1)            December 31, 2001
                --------------------------   --------------------------
                     Shares         Amount        Shares         Amount
                -----------  -------------   -----------  -------------
Sold              1,934,949  $  30,263,255     4,766,958  $ 113,454,424
Reinvested               --             --            --             --
Redeemed         (9,015,835)  (132,139,287)  (12,586,513)  (278,701,400)
                -----------  -------------   -----------  -------------
Net decrease     (7,080,886) $(101,876,032)   (7,819,555) $(165,246,976)
                ===========  =============   ===========  =============

                                                         Class B Shares
                -------------------------------------------------------
                  For the Six Months Ended           For the Year Ended
                          June 30, 2002(1)            December 31, 2001
                --------------------------   --------------------------
                     Shares         Amount        Shares         Amount
                -----------   ------------   -----------   ------------
Sold                156,708   $  2,386,164     1,051,756   $ 25,166,072
Reinvested               15            425            --             --
Redeemed         (2,610,048)   (36,394,783)   (4,131,402)   (85,556,417)
                 ----------   ------------    ----------   ------------
Net decrease     (2,453,325)  $(34,008,194)   (3,079,646)  $(60,390,345)
                 ==========   ============    ==========   ============

                                                         Class C Shares
                -------------------------------------------------------
                  For the Six Months Ended           For the Year Ended
                          June 30, 2002(1)            December 31, 2001
                --------------------------   --------------------------
                     Shares         Amount        Shares         Amount
                -----------    -----------   -----------  -------------
Sold                 76,239    $ 1,093,307       608,959   $ 15,046,958
Reinvested               --             --            --             --
Redeemed           (531,908)    (7,486,120)   (1,139,795)   (23,972,570)
                   --------    -----------    ----------   ------------
Net decrease       (455,669)   $(6,392,813)     (530,836)  $ (8,925,612)
                   ========    ===========    ==========   ============

                                                    Institutional Class
                -------------------------------------------------------
                  For the Six Months Ended           For the Year Ended
                          June 30, 2002(1)            December 31, 2001
                --------------------------   --------------------------
                     Shares         Amount        Shares         Amount
                -----------  -------------   -----------  -------------
Sold                 25,987    $   403,971        67,224    $ 1,818,597
Reinvested               --             --            --             --
Redeemed           (141,556)    (1,996,275)      (96,776)    (1,858,271)
                   --------    -----------       -------    -----------
Net decrease       (115,569)   $(1,592,304)      (29,552)   $   (39,674)
                   ========    ===========       =======    ===========

--------------------------------------------------------------------------------
(1) Unaudited.



--------------------------------------------------------------------------------
                                       19

Communications Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 5--PURCHASE AND SALE OF
INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than US Government and short-term obligations, for the six months ended June 30, 2002, were $127,549,920 and $259,347,918, respectively.

At June 30, 2002, the tax basis of investments was $885,243,629. The gross unrealized appreciation from investments for those securities having an excess of value over cost and gross unrealized depreciation from investments for those securities having an excess of cost over value was $78,213,243 and $390,657,659, respectively.

NOTE 6--FEDERAL INCOME TAX AND
INVESTMENT TRANSACTIONS

At December 31, 2001, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain/(loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net operating losses. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

  Undistributed        Undistributed
 Net Investment         Net Realized            Paid-in
         Income          Gain/(Loss)            Capital
---------------       --------------            -------
     $5,626,208                  $(7)       $(5,626,201)

At December 31, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was $254,062,550 and $324,525,467, respectively. The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and differing tax treatment of contributed securities.


At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Capital loss carryovers                    $(149,789,934)
Unrealized appreciation/(depreciation)      $(70,462,917)

At December 31, 2001, capital loss carryforwards available as a reduction against future net realized capital gains consisted of $149,789,934, all of which expires in 2009.

Post-October capital and currency losses have been deferred to the fiscal year ending December 31, 2002 as follows:

            Capital                  Currency
          ---------                ----------
         $7,810,415                       $--

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 2001, were $177,254,166 and $452,559,055, respectively.

NOTE 7--LENDING OF SECURITIES

The Fund had the following amounts of securities out on loan at June 30, 2002:

        Market Value    Market Value     % of Portfolio
of Loaned Securities   of Collateral            on Loan
--------------------   -------------     --------------
        $106,933,922    $114,127,020                22%


NOTE 8--SHAREHOLDER MEETING (UNAUDITED)

The Flag Investors Communications Fund, Inc. shareholders voted on the following proposals at a Special Meeting of Shareholders (the 'Special Meeting') held on July 30, 2002. The description of each proposal and number of shares voted are as follows:

1. To elect eleven Directors of the Fund to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal, whose terms will be effective on the date of the Special Meeting, or in the event of an adjournment or adjournments of the Special Meeting, such later date as shareholder approval is obtained.

--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

                      Richard R. Burt
          Affirmative              Withhold
         ------------             ----------
        34,461,023.228            696,622.008

                      S. Leland Dill
          Affirmative              Withhold
         ------------             ----------
        34,457,391.882            700,253.354

                      Martin J. Gruber
          Affirmative              Withhold
         ------------             ----------
        34,461,960.840            695,684.396

                      Richard T. Hale
          Affirmative              Withhold
         ------------             ----------
        34,467,251.522            690,393.714

                      Joseph R. Hardiman
          Affirmative              Withhold
         ------------             ----------
        34,458,176.008            699,469.228

                      Richard J. Herring
          Affirmative              Withhold
         ------------             ----------
        34,470,559.434            687,085.802

                      Graham E. Jones
          Affirmative              Withhold
         ------------             ----------
        34,462,648.100            694,997.136

                      Rebecca W. Rimel
          Affirmative              Withhold
         ------------             ----------
        34,454,678.915            702,966.321

                      Philip Saunders, Jr.
          Affirmative              Withhold
         ------------             ----------
        34,461,291.141            696,354.095

                      William N. Searcy
          Affirmative              Withhold
         ------------             ----------
        34,465,324.046            692,321.190

                      Robert H. Wadsworth
          Affirmative              Withhold
         ------------             ----------
        34,460,821.159            696,824.077



2. To approve a new investment advisory agreement (a 'New Advisory Agreement') between the Fund and Deutsche Asset Management, Inc. ('DeAM, Inc.') to be implemented within two years of the date of the Special Meeting upon approval of members of the Fund's Board of Directors who are not 'interested persons' (as defined in the Investment Company Act of 1940, as amended).

         For               Against          Abstain
  -----------------     -------------    -------------
   33,900,216.550        688,398.477      569,030.209

3. To approve a new sub-advisory agreement (a 'New Sub-Advisory Agreement') among the Fund, Alex. Brown Investment Management ('ABIM') and DeAM, Inc. to be implemented within two years of the date of the Special Meeting upon approval of the members of the Fund's Board of Directors who are not 'interested persons' (as defined in the Investment Company Act of 1940, as amended).

         For               Against          Abstain
  -----------------     -------------    -------------
   33,870,592.900        714,913.716      572,138.620


--------------------------------------------------------------------------------

PRIVACY STATEMENT

This privacy statement is issued by Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence--Chicago

P.O. Box 219415
Kansas City, MO 64121-9415



July 2002



--------------------------------------------------------------------------------

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:

                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                    PO BOX 219210
                    KANSAS CITY, MO 64121-9210

or call toll-free:  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Bank Securities Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Investment Management Americas Inc. and Scudder Trust Company.


Flag Investors Communications Fund

   Class A Shares                                               CUSIP #338331101
   Class B Shares                                               CUSIP #338331408
   Class C Shares                                               CUSIP #338331606
   Institutional Class                                          CUSIP #338331507
                                                                SFICF-3 (6/02)
                                                                Printed 8/02
Distributed by:
ICC Distributors, Inc.